Business Combinations - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Business Combinations [Line Items]
Equity interests of acquirer	¥ 0		¥ 101
Music Content Company
Disclosure Of Business Combinations [Line Items]
Total aggregate consideration	2,231	¥ 2,231
Cash consideration		252
Equity interests of acquirer		¥ 216
Other Business Combination [Member]
Disclosure Of Business Combinations [Line Items]
Consideration	¥ 32